Leases - Additional information (Details)							3 Months Ended		12 Months Ended
	Dec. 04, 2023 USD ($)	Jun. 24, 2022	Dec. 15, 2021 USD ($) vessel	Feb. 23, 2021 USD ($) T	Nov. 06, 2020 USD ($) vessel T	Dec. 30, 2019 USD ($)	Mar. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) agreement	Oct. 27, 2020 T	Jan. 01, 2019 USD ($) vessel	Dec. 31, 2009 T
Disclosure of quantitative information about leases for lessee [line items]
Number of time charter agreements entered into					2				2
Finance lease receivables											$ 11,400,000
Sale and leaseback agreement
Disclosure of quantitative information about leases for lessee [line items]
Seller credit payable upon sale	$ 76,900,000					$ 124,400,000
Purchase obligation	$ 7,390,000								$ 30,000,000
Vessels
Disclosure of quantitative information about leases for lessee [line items]
Number of vessels under lease | vessel											4
Time charter agreement, contract term					24 months
Charter agreement, extension term		12 months			12 months
Charter agreement, period to declare contract extension (no later than)					20 months
Charter agreement, price per day, initial term					$ 25,000
Charter agreement, price per day, extension period					$ 26,500
Vessels | VLLC Navarin, Neptun, and Nucleus
Disclosure of quantitative information about leases for lessee [line items]
Number of boras redelivered | vessel							3
Vessels | Marlin Sardinia
Disclosure of quantitative information about leases for lessee [line items]
Property plant and equipment, boat carrying capacity | T										156,607
Vessels | Marlin Somerset
Disclosure of quantitative information about leases for lessee [line items]
Property plant and equipment, boat carrying capacity | T					156,620
Vessels | VLCC Newton
Disclosure of quantitative information about leases for lessee [line items]
Property plant and equipment, boat carrying capacity | T												307,284
Sale and leaseback agreement | Vessels
Disclosure of quantitative information about leases for lessee [line items]
Seller credit payable upon sale			$ 4,500,000
Seller credit percent of fair value threshold			50.00%
Seller credit payable threshold, oldest vessel			$ 17,500,000
Seller credit payable threshold, other vessels			$ 19,500,000
Number of VLCCs delivered | vessel			4
Owner percent of profit			75.00%
Charter percent of profit			25.00%
Profit share agreement, proceeds lower limit, oldest vessel			$ 26,500,000
Profit share agreement, proceeds upper limit, oldest vessel			32,500,000
Profit share agreement, proceeds lower limit, other vessel			28,500,000
Profit share agreement, proceeds upper limit, other vessel			34,500,000
Sale and leaseback agreement | Vessels | Maximum
Disclosure of quantitative information about leases for lessee [line items]
Leaseback agreement residual guarantee (up to)			$ 20,000,000
Sale and leaseback agreement | Vessels | Nautilus
Disclosure of quantitative information about leases for lessee [line items]
Gains (losses) arising from sale and leaseback transactions								$ 4,500,000
Sale and leaseback agreement | Vessels | Nucleus, Neptun, and Navarin
Disclosure of quantitative information about leases for lessee [line items]
Gains (losses) arising from sale and leaseback transactions							$ 13,500,000
Sale and leaseback agreement | Vessels | VLCC Newton
Disclosure of quantitative information about leases for lessee [line items]
Property plant and equipment, boat carrying capacity | T				307,284
Time charter agreement, contract term				36 months
Charter agreement, price per day, initial term				$ 22,500
Net sale price				$ 35,400,000